Consolidated Balance Sheet (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Common stock, par value per share	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	945,000,000	945,000,000	945,000,000
Common stock, shares issued	29,949,538	29,949,538	13,296,220
Common stock, shares outstanding	29,949,538	29,949,538	13,296,220
Series A Preferred Stock
Statement [Line Items]
Preferred stock, par value per share	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock shares authorized	10,000	10,000	10,000
Preferred stock, shares issued	10,000	10,000	10,000
Perferred stock, shares outstanding	10,000	10,000	10,000
Series B Preferred Stock
Statement [Line Items]
Preferred stock, par value per share	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock shares authorized	800	800	800
Preferred stock, shares issued	0	800	800
Perferred stock, shares outstanding	0	0	800
Series C Preferred Stock
Statement [Line Items]
Preferred stock, par value per share	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock shares authorized	3,000,000	3,000,000	3,000,000
Preferred stock, shares issued	0	310,000	310,000
Perferred stock, shares outstanding	0	0	310,000
Series D Preferred Stock [Member]
Statement [Line Items]
Preferred stock, par value per share	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock shares authorized	85,000	85,000	85,000
Preferred stock, shares issued	85,000	85,000	0
Perferred stock, shares outstanding	85,000	85,000	0